As filed with the Securities and Exchange Commission on February 17, 2010

Securities Act Registration No. 333-163711

Investment Company Registration No. 811-22369

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. 3. ☒

Post-Effective Amendment No.  ☐

and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 3. ☒

Western Asset Mortgage Defined Opportunity Fund Inc.

(Exact Name of Registrant as Specified in Charter)

55 Water Street
New York, New York 10041
(Address of Principal Executive Offices)

(888) 777-0102
(Registrant’s Telephone Number, Including Area Code)

R. Jay Gerken

Legg Mason & Co., LLC

620 Eighth Avenue, 49th Floor

New York, New York 10018

(Name and Address of Agent for Service)

Copies to:

Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017	Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered		Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price		Amount of Registration Fee
Common Stock, $0.001 par value	50,000 shares	(1)	$20.00	$1,000,000	(1)	$55.80	(2)

(1)          Estimated solely for purpose of calculating the registration fee.

(2)          Previously paid.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-163711 and 811-22369) is solely to file exhibits to the Registration Statement as set forth below in Item 25 of Part C.

PART C

OTHER INFORMATION

Item 25.  Financial Statements and Exhibits

Financial Statements

Part A	None

Part B	Financial Statements(3)

Exhibits

(a)	Articles of Incorporation, dated December 11, 2009(1)

(b)	By-Laws(1)

(c)	Not Applicable

(d)	Articles V and VIII of Registrant’s Articles of Incorporation are incorporated herein by reference

(e)	Form of Dividend Reinvestment Plan(2)

(f)(1)	Form of the United States Department of the Treasury Loan Agreement(2)

(f)(2)	Form of United States Department of the Treasury Guarantee and Security Agreement(2)

(f)(3)	Form of United States Department of the Treasury Custodial Agreement(2)

(f)(4)	Form of United States Department of the Treasury Valuation Administration Agreement(2)

(f)(5)	Form of United States Department of the Treasury Collateral Administration Agreement(2)

(g)(1)	Form of Investment Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC(4)

(g)(2)	Form of Subadvisory Agreement between Legg Mason Partners Fund Advisor, LLC and Western Asset Management Company(4)

(g)(3)	Form of Allocation Subadvisory Agreement between the Registrant and Wilshire Associates Incorporated(4)

(g)(4)	Form of Subadvisory Agreement between Western Asset Management Company and Western Asset Management Company Limited (4)

(h)(1)	Form of Underwriting Agreement(4)

(h)(2)	Form of Master Agreement Among Underwriters(3)

(h)(3)	Form of Standard Dealer Agreement(3)

(h)(4)	Form of Wells Fargo Structuring Fee Agreement(4)

(i)	Not Applicable

(j)	Form of Custodian Services Agreement(2)

(k)	Form of Transfer Agency and Services Agreement (2)

(l)(1)	Opinion and Consent of Simpson Thacher & Bartlett LLP(4)

(l)(2)	Opinion and Consent of DLA Piper LLP (US)(4)

(l)(3)	Opinion and Consent of Simpson Thacher & Batlett LLP as special tax counsel to the Registrant(4)

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm(4)

(o)	Not Applicable

(p)	Form of Subscription Agreement(2)

(q)	Not Applicable

(r)	Code of Ethics(2)

(s)	Powers of Attorney(4)

(1) Filed on December 14, 2009 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-163711 and 811-22369) and incorporated by reference herein

(2) Filed on January 28, 2010 with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-163711 and 811-22369) and incorporated by reference herein

(3) Filed on February 3, 2010 with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-163711 and 811-22369) and incorporated by reference herein

(4) Filed herewith

Item 26. Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters and the Form of Standard Dealer Agreement filed as Exhibit (h)(1), Exhibit (h)(2) and Exhibit (h)(3), respectively, to this Registration Statement

Item 27. Other Expenses of Issuance and Distribution

The following table shows the fees and expenses, other than underwriting discount, to be paid by us in connection with the sale and distribution of the securities being registered hereby. All amounts except the SEC registration fee and the Financial Industry Regulatory Authority, Inc. filing fee are estimates.

Securities and Exchange Commission registration fee	$	*
New York Stock Exchange listing fees		*
Financial Industry Regulatory Authority fees		*
Printing and engraving expenses		*
Accounting fees and expenses		*
Legal fees and expenses		*
Blue Sky filing fees and expenses		*
Miscellaneous		*
Total		*

*      To be furnished by amendment.

Item 28. Persons Controlled by or Under Common Control with Registrant

None.

Item 29. Number of Holders of Securities

At January 21, 2010

Title of Class	Number of Record Holders
Common Stock, $0.001 par value per share	1

Item 30.  Indemnification

Sections (1) to (3) of Article VII of the Registrant’s Articles of Incorporation, filed as Exhibit (a) to this Registration Statement, provide that:

To the maximum extent permitted by Maryland statutory or decisional law, as amended or interpreted, no current or former director or officer of the Registrant shall have any liability to the Registrant or its stockholders for money damages.  This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

The Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by Maryland law.  The Registrant shall indemnify and advance expenses to its officers to the same extent as its directors and may do so to such further extent as is consistent with law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.  This indemnification applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

No provision of the Registrant’s Articles of Incorporation shall be effective to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 6 of the Form of Underwriting Agreement filed as Exhibit (h)(1) to this Registration Statement provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their directors, certain of their officers, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.Business and Other Connections of Adviser

The descriptions of LMPFA, Western Asset, the Allocation Subadviser and Western Asset Limited under the caption “Management of the Fund” in the Prospectus and Statement of Additional Information of this Registration Statement are incorporated by reference herein.  Information as to the directors and officers of LMPFA, Western Asset, the Allocation Subadviser and Western Asset Limited together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of LMPFA, Western Asset, the Allocation Subadviser and Western Asset Limited in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (File Nos. 801-66785, 801-08162, 801-36233, and 801-21068 respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

Item 32. Locations of Accounts and Records

The accounts and records of the Registrant are maintained at the office of the Registrant at 55 Water Street, New York, New York 10041.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

(1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant Rule 497(h) shall be deemed to be a part of the Registration Statement as of the time it was declared effective.

Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 17th day of February 2010.

Western Asset Mortgage Defined Opportunity Fund Inc.

By:	/s/ R. Jay Gerken
Name:	R. Jay Gerken
Title:	Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following person in the capacity and on the date indicated.

Signature	Title	Date

/s/ R. Jay Gerken	Chairman, Chief Executive Officer and President	February 17, 2010
R. Jay Gerken	(Principal Executive Officer)

/s/ Kaprel Ozsolak	Chief Financial Officer and Treasurer	February 17, 2010
Kaprel Ozsolak	(Principal Financial and Accounting Officer)

/s/ Carol L. Colman*	Director	February 17, 2010
Carol L. Colman

/s/ Daniel P. Cronin*	Director	February 17, 2010
Daniel P. Cronin

/s/ Paolo M. Cucchi*	Director	February 17, 2010
Paolo M. Cucchi

/s/ Leslie H. Gelb*	Director	February 17, 2010
Leslie H. Gelb

/s/ William R. Hutchinson*	Director	February 17, 2010
William R. Hutchinson

/s/ Dr. Riordan Roett*	Director	February 17, 2010
Dr. Riordan Roett

/s/ Jeswald W. Salacuse*	Director	February 17, 2010
Jeswald W. Salacuse

*By:	/s/ R. Jay Gerken
R. Jay Gerken
As Agent or Attorney-in-fact
February 17, 2010

The original powers of attorney authorizing R. Jay Gerken, Kaprel Ozsolak, Robert I. Frenkel and William J. Renahan to execute this Registration Statement, and any amendments thereto, for the directors of the Registrant on whose behalf this Registration Statement is filed have been executed and are filed herewith as Exhibit (s).

SCHEDULE OF EXHIBITS TO FORM N-2

Exhibit No.	Exhibit

Exhibit (g)(1)	Form of Investment Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC

Exhibit (g)(2)	Form of Subadvisory Agreement between Legg Mason Partners Fund Advisor, LLC and Western Asset Management Company

Exhibit (g)(3)	Form of Allocation Subadvisory Agreement between the Registrant and Wilshire Associates Incorporated

Exhibit (g)(4)	Form of Subadvisory Agreement between Western Asset Management Company and Western Asset Management Company Limited

Exhibit (h)(1)	Form of Underwriting Agreement

Exhibit (h)(4)	Form of Wells Fargo Structuring Fee Agreement

Exhibit (l)(1)	Opinion and Consent of Simpson Thacher & Bartlett LLP

Exhibit (l)(2)	Opinion and Consent of DLA Piper LLP (US)

Exhibit (l)(3)	Opinion and Consent of Simpson Thacher & Batlett LLP as special tax counsel to the Registrant

Exhibit (n)	Consent of Independent Registered Public Accounting Firm

Exhibit (s)	Powers of Attorney